Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 34,196,461	$ 29,091,098
Restricted cash	28,979	34,134
Accounts receivable, net	39,754,895	41,798,647
Financing receivable, net	42,375,720	42,543,860
Inventories, net	934,002	1,235,576
Advances to suppliers, net	81,741	212,284
Prepaid taxes	523,766	567,792
Prepaid expenses and other receivables, net	75,786	187,188
Total Current Assets	117,971,350	115,670,579
Non-current Assets
Property, plant and equipment, net	1,081,778	1,145,503
Intangible assets, net	196,729	212,087
Right of use assets	32,310	1,232,323
Long-term investment	22,886,806	23,426,105
Total Non-current Assets	24,197,623	26,016,018
Total Assets	142,168,973	141,686,597
Current Liabilities
Short-term bank loans	0	2,264,812
Accounts payable	6,513,874	2,309,283
Due to related parties	981,127	903,467
Customer deposits	535,025	1,207,897
Taxes payable	1,242,359	1,187,350
Loan payable to third parties	3,492,393	3,522,521
Lease liabilities-current	36,438	163,343
Convertible note	1,209,466	1,727,694
Accrued liabilities and other payables	2,867,772	4,321,793
Total Current Liabilities	16,878,454	17,608,160
Non-current Liabilities
Warrant liabilities	2,208,668	0
Lease liabilities non-current	0	1,073,205
Total Non-current Liabilities	2,208,668	1,073,205
Total Liabilities	19,087,122	18,681,365
Stockholders' Equity
Common stock, no par value, unlimited shares authorized, 8,343,755 and 3,797,089 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	0	0
Additional paid-in capital	87,212,059	86,018,933
Statutory reserves	102,747	7,490,398
Retained earnings	53,367,355	44,672,926
Accumulated other comprehensive loss	(14,690,248)	(12,464,273)
Total Stockholders' Equity attributable to Tantech Holdings Ltd	125,991,913	125,717,984
Noncontrolling interest	(2,910,062)	(2,712,752)
Total Stockholders' Equity	123,081,851	123,005,232
Total Liabilities and Stockholders' Equity	$ 142,168,973	$ 141,686,597